UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

FORM N-Q

MARCH 31, 2015

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.5%
CONSUMER DISCRETIONARY - 7.7%
Media - 5.3%
Comcast Corp., Special Class A Shares	148,320	$8,315,561
Time Warner Inc.	114,660	9,681,890
Walt Disney Co.	24,640	2,584,490

Total Media		20,581,941

Specialty Retail - 2.4%
Home Depot Inc.	84,260	9,572,778

TOTAL CONSUMER DISCRETIONARY		30,154,719

CONSUMER STAPLES - 11.7%
Beverages - 2.9%
Anheuser-Busch InBev NV, ADR	44,330	5,404,270
Coca-Cola Co.	94,060	3,814,133
PepsiCo Inc.	22,390	2,140,932

Total Beverages		11,359,335

Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	33,430	5,064,478
Wal-Mart Stores Inc.	90,690	7,459,253

Total Food & Staples Retailing		12,523,731

Food Products - 2.5%
Nestle SA, ADR	131,950	9,925,358

Household Products - 3.1%
Kimberly-Clark Corp.	70,000	7,497,700
Procter & Gamble Co.	55,000	4,506,700

Total Household Products		12,004,400

TOTAL CONSUMER STAPLES		45,812,824

ENERGY - 8.6%
Energy Equipment & Services - 2.0%
Schlumberger Ltd.	95,770	7,991,049

Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	64,124	6,731,738
Exxon Mobil Corp.	115,562	9,822,770
Occidental Petroleum Corp.	29,080	2,122,840
Spectra Energy Corp.	191,460	6,925,108

Total Oil, Gas & Consumable Fuels		25,602,456

TOTAL ENERGY		33,593,505

FINANCIALS - 15.7%
Banks - 0.5%
People’s United Financial Inc.	119,200	1,811,840

Capital Markets - 3.0%
Bank of New York Mellon Corp.	96,320	3,875,917
BlackRock Inc.	21,320	7,799,709

Total Capital Markets		11,675,626

Consumer Finance - 1.5%
American Express Co.	74,500	5,819,940

Diversified Financial Services - 3.2%
Berkshire Hathaway Inc., Class B Shares	87,050	12,563,056	*

Insurance - 4.2%
American International Group Inc.	36,000	1,972,440
MetLife Inc.	145,826	7,371,504

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Insurance - (continued)
Travelers Cos. Inc.	66,530	$7,193,889

Total Insurance		16,537,833

Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	89,220	8,400,063
Weyerhaeuser Co.	141,060	4,676,139

Total Real Estate Investment Trusts (REITs)		13,076,202

TOTAL FINANCIALS		61,484,497

HEALTH CARE - 8.7%
Biotechnology - 1.0%
Amgen Inc.	25,000	3,996,250

Health Care Equipment & Supplies - 0.4%
Halyard Health Inc.	28,750	1,414,500	*

Health Care Providers & Services - 2.2%
UnitedHealth Group Inc.	72,850	8,617,426

Pharmaceuticals - 5.1%
GlaxoSmithKline PLC, ADR	42,000	1,938,300
Johnson & Johnson	82,310	8,280,386
Merck & Co. Inc.	98,960	5,688,221
Pfizer Inc.	120,000	4,174,800

Total Pharmaceuticals		20,081,707

TOTAL HEALTH CARE		34,109,883

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.3%
Raytheon Co.	45,000	4,916,250

Air Freight & Logistics - 3.0%
C.H. Robinson Worldwide Inc.	80,700	5,908,854
United Parcel Service Inc., Class B Shares	62,090	6,019,004

Total Air Freight & Logistics		11,927,858

Commercial Services & Supplies - 2.0%
Waste Management Inc.	141,290	7,662,157

Electrical Equipment - 0.8%
Eaton Corp. PLC	45,920	3,119,805

Industrial Conglomerates - 4.0%
3M Co.	42,000	6,927,900
General Electric Co.	357,810	8,877,266

Total Industrial Conglomerates		15,805,166

Road & Rail - 2.3%
Union Pacific Corp.	84,430	9,144,613

TOTAL INDUSTRIALS		52,575,849

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.9%
QUALCOMM Inc.	51,410	3,564,769

Internet Software & Services - 1.6%
Google Inc., Class C Shares	11,500	6,302,000	*

IT Services - 1.5%
Automatic Data Processing Inc.	65,730	5,629,117

Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	127,800	3,996,306
Texas Instruments Inc.	40,840	2,335,436

Total Semiconductors & Semiconductor Equipment		6,331,742

Software - 3.2%
Microsoft Corp.	204,301	8,305,857

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Software - (continued)
Oracle Corp.	98,850	$4,265,378

Total Software		12,571,235

Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc.	84,070	10,460,830

TOTAL INFORMATION TECHNOLOGY		44,859,693

MATERIALS - 6.4%
Chemicals - 4.9%
E.I. du Pont de Nemours & Co.	70,560	5,042,923
Ecolab Inc.	35,800	4,094,804
PPG Industries Inc.	26,200	5,909,148
Praxair Inc.	31,740	3,832,288

Total Chemicals		18,879,163

Paper & Forest Products - 1.5%
International Paper Co.	107,630	5,972,388

TOTAL MATERIALS		24,851,551

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.5%
AT&T Inc.	184,910	6,037,311
Verizon Communications Inc.	157,165	7,642,934

Total Diversified Telecommunication Services		13,680,245

Wireless Telecommunication Services - 0.6%
Vodafone Group PLC, Sponsored ADR	68,360	2,234,005

TOTAL TELECOMMUNICATION SERVICES		15,914,250

UTILITIES - 4.7%
Electric Utilities - 2.2%
Exelon Corp.	137,150	4,609,611
NextEra Energy Inc.	38,130	3,967,427

Total Electric Utilities		8,577,038

Multi-Utilities - 2.5%
CenterPoint Energy Inc.	154,770	3,158,856
Wisconsin Energy Corp.	132,230	6,545,385

Total Multi-Utilities		9,704,241

TOTAL UTILITIES		18,281,279

TOTAL COMMON STOCKS (Cost - $250,374,284)		361,638,050

	SHARES/UNITS

MASTER LIMITED PARTNERSHIPS - 5.2%
ENERGY - 3.0%
Brookfield Infrastructure Partners LP	163,910	7,464,461
Brookfield Renewable Energy Partners LP	36,730	1,159,199
Brookfield Renewable Energy Partners LP	99,634	3,146,627

TOTAL ENERGY		11,770,287

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY		SHARES/UNITS	VALUE
FINANCIALS - 2.2%
Blackstone Group LP		225,000	$8,750,250

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $14,963,387)			20,520,537

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $265,337,671)			382,158,587

	RATE	SHARES
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $8,313,329)	0.097%	8,313,329	8,313,329

TOTAL INVESTMENTS - 99.8% (Cost - $273,651,000#)			390,471,916
Other Assets in Excess of Liabilities - 0.2%			628,864

TOTAL NET ASSETS - 100.0%			$391,100,780

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (formerly, ClearBridge Variable Equity Income Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective May 1, 2015, the Portfolio’s name changed from ClearBridge Variable Equity Income Portfolio to ClearBridge Variable Dividend Strategy Portfolio.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$361,638,050	—	—	$361,638,050
Master limited partnerships	20,520,537	—	—	20,520,537

Total long-term investments	382,158,587	—	—	382,158,587

Short-term investments†	8,313,329	—	—	8,313,329

Total investments	$390,471,916	—	—	$390,471,916

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$119,484,367
Gross unrealized depreciation	(2,663,451)

Net unrealized appreciation	$116,820,916

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2015